12. OTHER CURRENT FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Other Current Financial Assets
Schedule of other current financial assets
As at December 31,	2017	2016
Security deposits	$2,275	$2,548
Derivative assets (Note 27)	162	—
Other current financial assets	$2,437	$2,548